Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Balances and Transactions With Related Parties
15.1.1	December 31, 2017

	12.31.2017
	Current		Non-current		Financial Results	Operating Results
	Assets	Liabilities	Assets	Liabilities
Banco do Brasil S.A.	227.2	92.9	330.8	319.5	(0.5)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	88.4	—	219.0	(14.7)	—
Caixa Econômica Federal	9.8	—	—	—	23.2	—
Brazilian Air Force	314.1	90.3	—	—	—	(23.7)
Marinha do Brasil	6.6	—	—	—	—	(6.2)
Embraer Prev - Sociedade de Previdência Complementar	—	0.2	—	—	—	(22.9)
Empresa Portuguesa de Defesa – EMPORDEF	—	7.0	—	—	—	—
Brazilian Army	—	11.1	—	—	—	(1.2)
Financiadora de Estudo e Projetos – FINEP	—	15.7	—	64.6	(2.9)	—
Telecomunicações Brasileiras S.A. - Telebrás	—	2.0	—	—	—	40.0

	557.7	307.6	330.8	603.1	5.1	(14.0)

15.1.2	December 31, 2016

	12.31.2016
	Current		Non-current		Financial Results	Operating Results
	Assets	Liabilities	Assets	Liabilities
Banco do Brasil S.A.	64.3	0.3	332.2	413.3	(2.8)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	161.4	—	311.5	(18.6)	—
Brazilian Air Force	263.5	84.8	—	—	—	25.6
Marinha do Brasil	34.4	—	—	—	—	(2.7)
Caixa Econômica Federal	153.4	—	—	—	28.5	—
Embraer Prev - Sociedade de Previdência Complementar	—	0.2	—	—	—	(23.2)
Empresa Portuguesa de Defesa – EMPORDEF	—	—	—	5.5	—	—
Brazilian Army	—	16.9	—	—	—	5.0
Financiadora de Estudo e Projetos – FINEP	—	16.8	—	64.7	(2.9)	—
Telecomunicações Brasileiras S.A. - Telebrás	—	148.4	—	—	—	(2.1)

	515.6	428.8	332.2	795.0	4.2	2.6

15.1.3	December 31, 2015

	12.31.2015
	Financial Results	Operating Results
Banco do Brasil S.A.	4.4	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	(20.3)	—
Brazilian Air Force	27.3	—
Caixa Econômica Federal	—	(84.9)
Embraer Prev - Sociedade de Previdência Complementar	—	(22.6)
Brazilian Army	—	(4.6)
Financiadora de Estudo e Projetos – FINEP	(2.6)	—
Telecomunicações Brasileiras S.A. - Telebrás	—	21.5

	8.8	(90.6)

Summary of Remuneration of Key Management Personnel
15.3.	Remuneration of key management personnel:

	12.31.2017	12.31.2016
Short-term benefits (i)	10.1	8.1
Share based payment	2.4	(3.0)
Labor contract termination	1.1	0.8

	13.6	5.9

(i)	Includes wages, salaries, profit sharing, bonuses and indemnities.